Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Foreign derived intangible income		$ 11
Undistributed earnings from foreign subsidiaries	$ 289		$ 243
Deferred tax assets related to net operating loss carryforwards, foreign	46
Deferred tax assets, net operating loss carryforwards, subject to expiration	12
Unrecognized tax benefits that would affect the effective tax rate	30	25	26
Accrued interest and penalties	12	$ 8	$ 10
Decrease in unrecognized tax benefits	$ 20